Trade and other receivables	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Non-current receivables

(in thousands of USD)	June 30, 2019	December 31, 2018

Shareholders loans to joint ventures	26,215	28,665
Derivatives	539	7,930
Other non-current receivables	2,068	2,062
Lease receivables	9,452	—
Investment	1	1
Total non-current receivables	38,275	38,658

The shareholders loans to joint ventures as of June 30, 2019 and December 31, 2018 did not bear interest. Please refer to Note 23 for more information on the shareholders loans to joint ventures.

The derivatives relate to the fair market value of the Interest Rate Swap instruments, acquired through the acquisition of Gener8 Maritime Inc and two forward cap contracts which were entered into 2018 (see Note 13).

The lease receivables relate to the subleases of office space to third parties regarding the leased offices of Euronav UK and Euronav MI II Inc. (formerly Gener8 Maritime Inc.).
Trade and other receivables

(in thousands of USD)	June 30, 2019	December 31, 2018

Receivable from contracts with customers	63,674	64,923
Accrued income	15,590	17,765
Accrued interest	1,376	750
Deferred charges	18,487	39,734
Deferred fulfillment costs	—	2,140
Receivable from contracts with customers - TI Pool	122,429	161,737
Other receivables	16,714	18,677
Lease receivables	1,511	—
Derivatives	3,591	—
Total trade and other receivables	243,372	305,726

As from January 1, 2019 own bunkers are presented as bunker inventory

The decrease in receivables from contracts with customers - Ti Pool relates to income to be received by the Group from the Tankers International Pool. These amounts decreased in 2019 due to overall declining freight market conditions.

The lease receivables relate to the subleases of office space to third parties regarding the leased offices of Euronav UK and Euronav MI II Inc. (formerly Gener8 Maritime Inc.).

The derivatives relate to FX forwards and commodity derivatives used to protect the Group against changes in rate of exchange and rising prices when acquiring compliant fuel ahead of the new IMO 2020 rules (see Note 13).